CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS) [Abstract]
Net loss	$ (51,609,472)	$ (133,593,621)	$ (94,292,695)
Other comprehensive income:
Foreign currency translation adjustments, net of tax impact nil for 2011, 2012 and 2013	584,066	824,167	6,678,512
Total comprehensive loss	(51,025,406)	(132,769,454)	(87,614,183)
Less: Comprehensive loss attributable to noncontrolling interest	(963,518)	(12,913)
Comprehensive loss attributable to ordinary shareholders of China Sunergy Co., Ltd	$ (50,061,888)	$ (132,756,541)	$ (87,614,183)